FAIR VALUE OF FINANCIAL INSTRUMENTS - (Fair Value Measurements within Fair Value Hierarchy Using Level 3 Inputs) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance	$ 6,370,709
Conversion of notes payable, net of interest expense	(31,397)
Conversion of warrants related to licensing fees	(1,867,417)
Change in fair value of derivative liabilities	(2,669,520)
Ending balance	$ 1,802,375